Payments, by Government - 12 months ended Dec. 31, 2023 - USD ($)	Taxes	Royalties	Fees	Infrastructure	Total Payments
Canada | Government of Canada
Total	$ 1,065,540,000		$ 80,000		$ 1,065,620,000
Canada | Government of New Brunswick
Total	1,020,000	$ 1,570,000	250,000		2,840,000
Canada | Government of Saskatchewan
Total	525,210,000	$ 82,310,000	3,280,000		610,800,000
Canada | Rural Municipality of Moosomin No. 121
Total				$ 2,030,000	2,030,000
Canada | Rural Municipality of Corman Park No. 344
Total	3,610,000				3,610,000
Canada | Rural Municipality of Rocanville No. 151
Total	5,910,000				5,910,000
Canada | Rural Municipality of Usborne No. 310
Total	4,000,000				4,000,000
Canada | Rural Municipality of Vanscoy No. 345
Total	3,650,000				3,650,000
Canada | Rural Municipality of Blucher No. 343
Total	3,470,000				3,470,000
Canada | File Hills Qu'Appelle Tribal Council (FHQTC)
Total			150,000		150,000
Canada | Saskatoon Tribal Council
Total			230,000		230,000
Canada | Ochapowace Nation Economic Development Limited Partnership
Total			130,000		130,000
United States of America | State of Florida
Total	2,220,000		200,000		2,420,000
United States of America | State of North Carolina
Total			$ 340,000		340,000
United States of America | Hamilton County, FL
Total	5,170,000				5,170,000
United States of America | Beaufort County
Total	$ 7,850,000				$ 7,850,000